Other disclosures - Share-based payment schemes - Long-term share-based incentive programme (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2019 kr / shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2018 DKK (kr) shares	Dec. 31, 2017 DKK (kr) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		10,069,149.000000
Expensed in the Income statement | kr		kr 363,000,000	kr 414,000,000	kr 292,000,000
Number of shares outstanding (in shares)		6,879,198.000000	5,584,019	4,833,882
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		1,751,331
Expensed in the Income statement | kr		kr 86,000,000	kr 48,000,000	kr 19,000,000
Number of shares outstanding (in shares)		1,326,080
Long-term share-based incentive programme (Management Board) | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		508,398
Value at launch date | kr		kr 152,000,000
Percent of increase (decrease) in share allocation		30.00%
Vesting period		3 years
Number of shares outstanding (in shares)		508,398
Long-term share-based incentive programme (Management Board) | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		96,705
Value at launch date | kr		kr 29,000,000
Number of shares outstanding (in shares)		95,082
Long-term share-based incentive programme (Management Board) | Novo Nordisk B Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value per share at launch (DKK per share) | kr / shares	kr 322
Long-term share-based incentive programme (Management Board) | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period		345 days
Percent of pool allocation	43.00%
Long-term share-based incentive programme (Management Board) | Senior Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation	57.00%
Long-term share-based incentive programme (Management Board) | Senior Vice Presidents
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period		255 days
Long-term share-based incentive programme (Management Board) | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period		459 days
Long-term share-based incentive programme (management group below Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		4,280,657
Expensed in the Income statement | kr		kr 195,000,000	kr 145,000,000	kr 102,000,000
Number of shares outstanding (in shares)		3,173,185
Long-term share-based incentive programme (management group below Senior Management Board) | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		1,300,333
Value at launch date | kr		kr 387,000,000
Vesting period		3 years
Number of shares outstanding (in shares)		1,300,333
Long-term share-based incentive programme (management group below Senior Management Board) | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)		224,055
Value at launch date | kr		kr 68,000,000
Number of shares outstanding (in shares)		174,481
Vesting Period 2019 - 2022 | Long-term share-based incentive programme (Management Board) | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement | kr		kr 38,000,000
Vesting Period 2019 - 2022 | Long-term share-based incentive programme (management group below Senior Management Board) | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement | kr		97,000,000
Amortisation Period 2016 - 2019 | Long-term share-based incentive programme (management group below Senior Management Board) | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value at launch date | kr		kr 68,000,000